Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 193,340	$ 317,593	$ 320,455
Additions charged to expense or deduction of revenue		9,938
Deduction/Write-offs/Reversal	(11,338)	(134,191)	(2,862)
December 31	182,002	193,340	317,593
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	63,498	36,157	53,714
Additions charged to expense or deduction of revenue	16,317	27,341
Deduction/Write-offs/Reversal			(17,557)
December 31	79,815	63,498	36,157
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	1,998	29,352	57,155
Additions charged to expense or deduction of revenue	4,358	5,204	14,211
Deduction/Write-offs/Reversal	(2,893)	(32,558)	(42,014)
December 31	3,463	1,998	29,352
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	26,000	32,627	70,156
Additions charged to expense or deduction of revenue	21,916	63,863	44,950
Deduction/Write-offs/Reversal	(38,052)	(70,490)	(82,479)
December 31	$ 9,864	$ 26,000	$ 32,627